1933 Act No. 333-37227
                                                       1940 Act No. 811-08405


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 27                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 28                                                       [X]


                       EVERGREEN SELECT MONEY MARKET TRUST
             (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200

                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801

                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[X] immediately  upon filing  pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after  filing  pursuant to  paragraph (a)(1)
[ ] on [date] pursuant to  paragraph (a)(1)
[ ] 75 days after  filing  pursuant to  paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                   CONTENTS OF

                         POST-EFFECTIVE AMENDMENT NO. 27
                                       to

                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 27 to Registrant's Registration Statement No. 333-37227/811-08405 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A
                                     ------

                 Prospectus for SNAP(SM) Fund, as supplemented from
                       time to time, is contained herein.

     Prospectuses for Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares of Evergreen Institutional
    Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund, Evergreen Institutional 100% Treasury
    Money Market Fund (Institutional and Institutional Services shares only),
               Evergreen Prime Cash Management Money Market Fund, as supplemented from time to time, are contained in Post-Effective
      Amendment No. 26 to Registration Statement Nos. 333-37227/811-08405 filed on June 30, 2003 and are incorporated by reference herein.

        Prospectus for USAA Asset Management Account including Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal
   Money Market Fund (Institutional Service shares only), as supplemented from time to time, is contained in Post-Effective
       Amendment No. 26 to Registration Statement Nos. 333-37227/811-08405
         filed on June 30, 2003 and is incorporated by reference herein.

      Prospectuses (4) for USAA Investment Management Company for Evergreen Institutional Money Market Fund (Participant shares only), Evergreen
 Institutional Municipal Money Market Fund (Participant shares only), Evergreen
   Institutional Money Market Fund (Institutional shares only) and Evergreen
                 Institutional Money Market Fund and Evergreen
            Institutional Municipal Money Market Fund (Institutional
     Service shares only), as supplemented from time to time, are contained in Post-Effective Amendment No. 26 to Registration Statement
              Nos. 333-37227/811-08405 filed on June 30, 2003 and
                     are incorporated by reference herein.


                                     PART B
                                     ------

             Statement of Additional Information for SNAP(SM) Fund, as supplemented from time to time, is contained herein.

      Statement of Additional Information for Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund,
         Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S.
        Government Money Market Fund and Evergreen Prime Cash Management
             Money Market Fund, as supplemented from time to time,
               is contained in Post-Effective Amendment No. 26 to
                Registration Statement Nos. 333-37227/811-08405
        filed on June 30, 2003 and is incorporated by reference herein.


                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                                   PROSPECTUS

Prospectus, November 1, 2003

Evergreen

SNAP(SM) Fund


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARY:

Overview of Fund Risks.........................................1
SNAP(SM) Fund..................................................3

GENERAL INFORMATION:

The Fund's Investment Advisor..................................7
Calculating the Share Price....................................7
How to Buy Shares..............................................7
How to Redeem Shares...........................................8
The Tax Consequences of Investing in the Fund..................9
Fees and Expenses of the Fund..................................10
Financial Highlights...........................................11
Other Fund Practices...........................................12

In general, the Fund seeks a high rate of current income consistent with preservation of capital and maintenance of liquidity. Shares of the Fund are offered only to investors through the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAP(SM) Program").

Fund Summary Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             OVERVIEW OF FUND RISKS

SNAP(SM) Fund

typically relies on a combination of the following strategies:

o        maintaining $1.00 per share net asset value;
o investing in high-quality, short-term money market instruments, including U.S. government securities and high-quality debt instruments of the Commonwealth of Virginia;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o        are participants in the SNAPSM Program;
o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o not guaranteed to achieve its investment goal;
o not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Concentration Risk

An investment in a fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. A Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal security issuers to pay interest and principal on their debt obligations.

Variable or Floating-Rate Securities Investment Risk

Variable or floating-rate securities bear interest at rates subject to periodic adjustment or provide for periodic recovery of principal on demand. The value of a Fund's investment in certain of these securities may depend on the Fund's right to demand that a specified bank, broker-dealer, or other financial institution either purchase such securities from the Fund at par or make payment on short notice to the Fund of unpaid principal and/or interest on the securities. These securities are subject to the risk that the financial institution in question may be unable or unwilling to make timely payments, or otherwise to honor its obligations.

                                   EVERGREEN
SNAP(SM) Fund

INVESTMENT GOAL
The Fund seeks the highest rate of current income as the investment advisor believes is consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in a portfolio of high-quality, short-term instruments consisting of any or all of the following: U.S. government securities; high-quality debt instruments of the Commonwealth of Virginia, and obligations of any county, city, town, district, authority, or other public body of the Commonwealth of Virginia; high-quality obligations of any other state or of any county, city, town or district located in any other state; and repurchase agreements collateralized by U.S. government securities. The Fund's portfolio will also consist of any or all of the following, which may include variable or floating rate securities: bankers' acceptances issued by a bank organized in the U.S. or a foreign bank with an agency domiciled in the U.S.; certificates of deposit and interest-bearing time deposits of U.S. banks or U.S. branches of foreign banks; prime commercial paper consisting of high-quality, short-term obligations issued by banks, corporations, and other issuers organized under U.S. law; and other high-quality, short-term obligations of corporate issuers if the issuer in each case has outstanding short-term debt obligations rated within the highest rating category by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Ratings Services (S&P) or any other nationally recognized statistical rating organization (NRSRO).

The Fund attempts to maximize yields, consistent with its investment objective, by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Fund may also invest to take advantage of what the investment advisor believes to be temporary disparities in yields either in those segments of the securities markets in which the Fund invests or among particular instruments within those segments.

The Fund is a money market fund and follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Variable or Floating-Rate Securities Investment Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:
- Current Income
- Preservation of Capital
- Liquidity

Principal Investments:
- Money Market Instruments
- Short-term Debt Securities issued by the Commonwealth of Virginia

Investment Advisor:
- Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
- Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each full calendar year since its inception on 7/24/1995. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses. Year-by-Year Total Return (%)

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                       5.47        5.61         5.62        5.28         6.50        4.21        1.86
==============================================================================================================================

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Best Quarter:                              4th Quarter 2000                         + 1.66 %
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==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.40 %
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==============================================================================================================================

Year-to-date total return as of 9/30/2003 is +0.89%.
==============================================================================================================================

The next table lists the Fund's average annual total return over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return (for the period ended 12/31/2002)
==============================================================================================================================

                   Inception Date of Fund           1 year     5 year    10 year     Performance Since 7/24/1995
==============================================================================================================================
==============================================================================================================================
SNAP(SM) Fund        7/24/1995                        1.86 %     4.68 %    N/A         4.98 %
==============================================================================================================================

To obtain current yield information call 1.800.570.SNAP.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2003. Only expenses incurred by the Fund are reflected in the Annual Fund Operating Expenses and Example of Fund Expenses below; other expenses incurred by the SNAP(SM) Program, or by participants in the SNAP(SM) Program, are not reflected.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
==============================================================================================================================

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==============================================================================================================================

Management Fees                                                                       0.07 %
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==============================================================================================================================

12b-1 Fees                                                                            0.00 %
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==============================================================================================================================

Other Expenses                                                                        0.01 %

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==============================================================================================================================

Total Fund Operating Expenses                                                         0.08 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
==============================================================================

After:
==============================================================================
==============================================================================

1 year                                                             $ 8
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3 years                                                            $ 26
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5 years                                                            $ 45
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==============================================================================

10 years                                                           $ 103
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THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 6/30/2003, the aggregate advisory fee paid to EIMC by the Fund was 0.07% of the Fund's average daily net assets.

CALCULATING THE SHARE PRICE

The Fund offers its shares continuously at a price of $1.00 per share. Shares of the Fund are sold at the net asset value (NAV) next determined after a purchase order is received in good order by the Fund from the SNAPSM Program. The Fund determines its NAV twice each day the New York Stock Exchange (the "Exchange") is open, at 12:00 noon and as of the close of the Exchange. The Fund's investments are valued at amortized cost. The Fund will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

HOW TO BUY SHARES

Shares of the Fund are currently being offered only to participants in the SNAP(SM) Program. Participants in the SNAPSM Program wishing to purchase shares of the Fund should consult the Information Statement of the SNAPSM Program (the "Information Statement"), as it may be amended from time to time, or should contact the SNAP(SM) Program directly (by calling 1.800.570.SNAP), for information as to the procedures they should follow in order to purchase shares of the Fund through the SNAP(SM) Program. The Information Statement may be downloaded from the SNAP(SM) Program's website at www.vasnap.com.

All Fund shares owned beneficially by participants in the SNAP(SM) Program are owned of record by the Treasury Board, an agency of the Commonwealth of Virginia, for the benefit of participants. Because the Treasury Board will be the record owner of all shares of the Fund owned beneficially by SNAP(SM) Program participants, a Program participant should follow the procedures described in the Information Statement to ensure that all instructions as to any investment by it in the Fund -- including instructions as to the purchase or sale of shares of the Fund -- are carried out on a timely basis by the SNAP(SM) Program.

In the interest of economy and convenience, the Fund will not issue certificates for its shares except at the shareholder's request.

Because the Fund seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Fund at Wachovia Bank, N.A. ("Wachovia Bank"). A participant in the SNAP(SM) Program wishing to invest in the Fund must ensure that Wachovia Bank, as depository for the SNAP(SM) Program, receives Same Day Funds at or prior to the time the participant wishes to invest in the Fund.

HOW TO REDEEM SHARES

Shares of the Fund may be redeemed on any day when the Exchange is open. Redemptions will be effected at the NAV per share of the Fund next determined after receipt of the redemption request in good order. Shares redeemed at the Fund's 12:00 noon price do not earn the income dividend declared on the day of redemption. Participants should consult the Information Statement or contact the SNAP(SM) Program directly to ensure that all necessary steps are taken to effect the timely redemption of their shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

The Fund reserves the right not to transmit redemption proceeds to the shareholder for up to seven days after an initial purchase date.

Redemptions by Check. SNAP(SM) Program participants may elect to have a special checking account with Wachovia Bank. Checks may be drawn on the account for any amount. Upon receipt of a completed signature card, Wachovia Bank will provide the participant with a supply of checks which can be drawn on the account. Additional supplies of checks are available, upon request. When a check is presented to Wachovia Bank, a number of shares in the Fund owned beneficially by the check writer will be redeemed in order to pay the full amount of the check.

Redemption by check is not appropriate for a complete liquidation of an account. If the amount of a redemption check is greater than the value of the shares owned beneficially by the check writer, the check will be returned to the depositor due to an insufficient account balance. The check writing privilege may be suspended at any time.

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

The Fund declares all of its net investment income as a distribution on each day the Exchange is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders who purchase shares of the Fund prior to 12:00 noon on any day will receive the dividend declared by the Fund for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Fund accepts their order. The Fund's net investment income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day.

Dividends for any month will be paid on the last day of that month (or, if that day is not a business day, on the preceding business day), except that the Fund's schedule for payment of dividends during the month of December may be adjusted to assist in the Fund's tax reporting and distribution requirements. All distributions will be reinvested automatically in Fund shares as of the payment date, unless the shareholder instructs the Fund to pay out distributions to it in cash. To change your distribution arrangements, call 1.800.570.SNAP. Since the net income of the Fund is declared as dividend income each time it is determined, the net asset value per share of the Fund normally remains at $1 per share immediately after each determination and dividend declaration.

Taxes. The Fund intends to qualify as a "regulated investment company" for federal income tax purposes to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund will distribute substantially all of its net investment income and capital gain net income on a current basis. Distributions from the Fund will be taxable to a shareholder whether received in cash or additional shares. Such distributions that are designated as capital gains distributions will be taxable as such, regardless of how long Fund shares are held, while other taxable distributions will be taxed as ordinary income. Loss on the sale of Fund shares held for less than six months will be treated as a long-term capital loss to the extent of any capital gain distribution received with respect to such shares. Early in each year, the Fund will notify shareholders of the amount and tax status of distributions paid to the shareholders by the Fund for the preceding year.

The Fund will not be responsible for determining whether income or gains from any investment by the Fund will be excludable from the income of participants in the SNAP(SM) Program for tax purposes, or will otherwise be subject to or exempt from taxation under federal or state law or be subject to rebate by participants under federal law.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses
From time to time the Fund's investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit the Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver occurred. For more complete information regarding the current status of any possible recoupment for previously waived fees, including the amount, please see the Fund's latest Annual or Semi-annual Report.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share of the Fund - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The table has been derived from financial information audited by KPMG LLP, the Fund's independent auditors. For a more complete picture of the Fund's financial statements, please see the Fund's Annual Report as well as the SAI.

SNAP(SM) Fund
==============================================================================================================================

                                                                 Year Ended June 30,
==============================================================================================================================
==============================================================================================================================

                                                                 2003        2002        2001         2000        1999
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Net asset value, beginning of period                             $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
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Income from investment operations
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Net investment income                                            0.01 (1)      0.03 (1)    0.06 (1)     0.06 (1)    0.05 (1)
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Less distributions to shareholders from net investment income    - 0.01 (1)  - 0.03 (1)  - 0.06 (1)    - 0.06 (1)  - 0.05 (1)

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==============================================================================================================================

Net asset value, end of period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00

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Total return                                                      1.49%       2.56%        6.05%        5.86%       5.30%

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Ratios and Supplemental Data
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Net assets, end of period (thousands)                            $2,223,704   $1,677,555  $1,569,792  $1,259,299   $1,265,137
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Ratios to average net assets
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Expenses                                                           0.08%         0.08%       0.10%        0.11%       0.11%
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Net investment income                                              1.46%         2.51%       5.85%        5.73%       5.17%
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==============================================================================================================================

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(1) Includes net realized capital gains and losses, if any, which were less than $0.005 per share.

OTHER FUND PRACTICES

This section provides greater detail with regard to the Fund's principal investment strategies and risks that are summarized in "Investment Strategy" and "Risk Factors." As a matter of policy, the Trustees will not change the Fund's investment objective without shareholder approval.

The Fund will invest only in high-quality money market instruments and other U.S. dollar-denominated instruments of issuers that EIMC believes present minimal credit risk. With regard to certificates of deposit and time deposits, this means that the Fund will only invest where the issuer has outstanding short-term debt obligations rated not lower than P-1 by Moody's or A-1 by S&P or within the highest rating categories by any other NRSRO. The Fund will only invest in commercial paper or other short-term obligations with a similar rating and will only invest in other obligations rated AAA or AA by S&P or Aaa or Aa by Moody's or within the highest rating categories by any other NRSRO. All ratings will be evaluated at the time of the investment by the Fund.

The Fund will not purchase securities of any issuer (other than U.S. government securities) if, immediately thereafter, more than 5% of the Fund's total assets would be invested in securities of that issuer (or 1% of the Fund's total assets, or $1 million, whichever is greater, if the securities of such issuer owned by the Fund are not rated in the highest rating category by a NRSRO), nor will the Fund make an investment in commercial paper if, immediately thereafter, more than 35% of its total assets would be invested in commercial paper. All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Fund will not lend money, other than by investment in the instruments described above and through entry into repurchase agreements, nor will it borrow money or pledge, hypothecate, or mortgage its assets. The Fund will not invest in securities of an issuer if any employee of the Fund or EIMC (or, to the knowledge of the Fund or EIMC, any affiliated person of the Fund or EIMC) is an officer or director of that issuer or holds 10% of the outstanding voting securities of that issuer, unless the investment is approved or ratified by the Trustees.

The Fund may also be subject to the risks associated with investments in repurchase agreements collateralized by U.S. government securities. Although the Fund will enter into these repurchase agreements only with commercial banks having assets of more than $1 billion and with "primary dealers" in U.S. government securities, the value of such investments may be diminished in the case of the default, insolvency, or bankruptcy of the Fund's counterparty to the agreement. EIMC will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times. Nevertheless, the Fund bears a risk of loss if its counterparty defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the Fund's counterparty should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the counterparty's estate.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

                                    EVERGREEN

1. Shareholder Services
     Call 1.800.570.SNAP
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
     o        buy, redeem or exchange Fund shares
     o        order applications
     o        get assistance with your account


2. Write us a letter
     SNAP(SM) Fund
     P.O. Box 1357
     Richmond, VA 23286-1357
     o        to buy, redeem or exchange Fund shares
     o        to change the registration on your account
     o        for general correspondence


3. For express, registered or certified mail
     SNAP(SM) Fund
     901 East Byrd Street, West Tower, 11th floor
     Richmond, VA 23219-1357

4. Visit us on-line
     www.vasnap.com

5. Regular communications you will receive
   Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

   Confirmation Notices -- A confirmation of your transaction is sent within five Days. Please review and promptly notify Evergreen funds of any inaccuracies.

   Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

   Tax Forms -- Each January you will receive any Fund tax information you need to Complete your tax returns.

For More Information About the SNAP(SM) Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of the SAI, call 1.800.570.SNAP or ask your investment professional. We will mail material within three business days. In addition, the SAI may be downloaded off the Fund's website at www.vasnap.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor,
New York, NY 10016.

Evergreen Investments Mutual Funds
SNAP(SM) Program
P.O. Box 1357
Richmond, Virginia 23286-1357

                                                        SEC File No.: 811-08405

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                   SNAP(SM) FUND


                                    Form N-1A
                                     Part B

                       Statement of Additional Information
                                November 1, 2003

     SNAP(SM) Fund (the "Fund") is a series of shares of beneficial interest of Evergreen Select Money Market Trust (the "Trust"). This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus of the Fund dated November 1, 2003. A copy of the prospectus can be obtained by calling 1.800.570.SNAP. You may obtain the prospectus and this SAI without charge by downloading it off the SNAP(SM) Fund website at www.vasnap.com.

     Certain disclosure has been incorporated by reference from the Fund's Annual Report, a free copy of which can be obtained by calling 1.800.570.SNAP.

                                TABLE OF CONTENTS

CAPTION                                                                PAGE
--------------                                                         ----
General ...........................................................      2
Investment Restrictions ...........................................      2
Management of the Trust ...........................................      3
Principal Holders of Securities ...................................      8
Investment Advisory and Other Services ............................      9
Brokerage .........................................................     10
Determination of Net Asset Value ..................................     11
Tax Status ........................................................     12
Independent Auditors ..............................................     13
Custodian .........................................................     13
Transfer and Dividend Dispersing Agent ............................     13
Performance Information ...........................................     13
Shareholder Liability .............................................     14
Ratings ...........................................................     14
Financial Statements ..............................................     15
Proxy Voting Policy and Procedures ................................     16

                                     GENERAL

     The Trust is an open-end investment management company organized as a Delaware statutory trust on September 18, 1997. The Fund is a diversified money-market fund.

     The Trust has an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into eight series, one representing the Fund, the others representing other funds with varying investment objectives and policies. Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.


                             INVESTMENT RESTRICTIONS

     The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares. The Fund may not:

1. Purchase any security (other than U.S. government securities) if as a result: (i) as to 75% of the Fund's total assets, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Fund's total assets would be invested in a single industry, except that the Fund may invest up to 100% of its assets in securities of issuers in the banking industry.

2.     Acquire more than 10% of the voting securities of any issuer.

3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

4. Issue any class of securities which is senior to the Fund's shares of beneficial interest.

5. Purchase or sell securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments in connection with transactions in futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.)

6. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

7. Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.

8. Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by these investment restrictions.

9. Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

10. Make loans, except by purchase of debt obligations or other instruments in which the Fund may invest consistent with its investment policies or by entering into repurchase agreements.

     In addition, the Fund has adopted the non-fundamental policies set forth below which may be changed without shareholder approval:

1. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

2. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition.

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a prospectus with respect to the Fund, the other investment policies described in this SAI or in a prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change the Fund's investment objective without shareholder approval.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Dr. Russell A. Salton III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended June 30, 2003, the Executive Committee held 11 committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including Evergreen Investment Management Company, LLC ("EIMC"). Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell and William W. Pettit, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended June 30, 2003, the Audit Committee held 4 committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Russell A. Salton, III, Dr. Leroy Keith, David M. Richardson and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds and assesses the performance of the Evergreen funds. For the fiscal year ended June 30, 2003, the Performance Committee held 4 committee meetings.

         Set forth below are the Trustees of each of the eleven Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of
                                                                                                  Portfolios           Other
        Name and                        Beginning                                                 Overseen in      Directorships
      Date of Birth         Position     Year of       Principal Occupations for Last Five      Evergreen Funds     held outside
                              with       Term of                      Years                      Complex as of      of Evergreen
                             Trust       Office*                                                  12/31/2002       Funds Complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Charles A. Austin III       Trustee        1991      Investment Counselor, Anchor Capital             108               None
DOB: 10/23/1934                                      Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
                                                     Investment Counselor, Appleton
                                                     Partners, Inc. (investment advice);
                                                     Former Director, Executive Vice
                                                     President and Treasurer, State Street
                                                     Research & Management Company
                                                     (investment advice); Former Director,
                                                     Health Development Corp.
                                                     (fitness-wellness centers); Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
K. Dun Gifford              Trustee        1974      Chairman and President, Oldways                  108               None
DOB: 10/23/1938                                      Preservation and Exchange Trust
                                                     (education); Trustee, Treasurer and
                                                     Chairman of the Finance Committee,
                                                     Cambridge College; Former Managing
                                                     Partner, Roscommon Capital Corp.;
                                                     Former Chairman of the Board, Director,
                                                     and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                                                     Drescher & Associates (environmental
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Dr. Leroy Keith, Jr.                                 Partner, Stonington Partners, Inc.
DOB: 2/14/1939                                       (private investment firm); Trustee of
                                                     Phoenix Series Fund, Phoenix
                                                     Multi-Portfolio Fund, and The Phoenix
                                                     Big Edge Series Fund; Former Chairman                        Trustee,
                                                     of the Board and Chief Executive                             Phoenix Series
                                                     Officer, Carson Products Company                             Fund, Phoenix
                            Trustee        1983      (manufacturing); Former Director of              108         Multi-Portfolio
                                                     Phoenix Total Return Fund and Equifax,                       Fund, and The
                                                     Inc. (worldwide information                                  Phoenix Big
                                                     management); Former President,                               Edge Series Fund
                                                     Morehouse College; Former Director,
                                                     Mentor Income Fund, Inc.; Former
                                                     Trustee, Mentor Funds and Cash Resource
                                                     Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Gerald M. McDonnell         Trustee        1988      Sales Manager, SMI STEEL Co. - South             108               None
DOB: 7/14/1939                                       Carolina (steel producer); Former Sales
                                                     and Marketing Management, Nucor Steel
                                                     Company; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
William Walt Pettit                                  Partner and Vice President, Kellam &
DOB: 8/26/1955                                       Pettit, P.A. (law firm); Former
                            Trustee        1984      Director, Mentor Income Fund, Inc.;              108               None
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          108               None
DOB: 9/19/1941                                       (recruitment business
                                                     development/consulting company);
                                                     Managing Director, Kennedy Information,
                                                     Inc. (executive recruitment information
                                                     and research company); Trustee, NDI
                                                     Technologies, LLP (communications);
                                                     Director, J&M Cumming Paper Co. (paper
                                                     merchandising); Columnist, Commerce and
                                                     Industry Association of New Jersey;
                                                     Former Vice Chairman, DHR
                                                     International, Inc. (executive
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Dr. Russell A. Salton,                               President/CEO, AccessOne MedCard;
III                                                  Former Medical Director, Healthcare
DOB: 6/2/1947                                        Resource Associates, Inc.; Former
                                                     Medical Director, U.S. Health
                            Trustee        1984      Care/Aetna Health Services; Former               108               None
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S.              108               None
DOB: 2/20/1943                                       Scofield; Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Richard J. Shima            Trustee        1993      Independent Consultant; Director, Trust          108               None
DOB: 8/11/1939                                       Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director of Hartford
                                                     Hospital, Old State House Association;
                                                     Trustee, Greater Hartford YMCA; Former
                                                     Director of Enhance Financial Services,
                                                     Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director,
                                                     Middlesex Mutual Assurance Company;
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
Richard K. Wagoner,        Trustee         1999      Member and Former President, North               108               None
CFA**                                                Carolina Securities Traders
DOB: 12/12/1937                                      Association; Member, Financial Analysts
                                                     Society; Former Chief Investment
                                                     Officer, Executive Vice President and
                                                     Head of Capital Management Group, First
                                                     Union National Bank; Former Consultant
                                                     to the Boards of Trustees of the Evergreen funds;
                                                     Former Member, New York Stock Exchange; Former
                                                     Trustee, Mentor Funds and Cash Resource Trust.
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen Funds Shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2002. As of that date, the Trustees did not own shares of the SNAP(SM) Fund.

----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in
                                                                                                    Evergreen Funds
                                                                                                        Complex
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Charles A. Austin III *       Evergreen Health Care Fund                     $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Dun K. Gifford*               None**
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr. None
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Gerald M. McDonnell *         Evergreen Capital Growth Fund                  $1-$10,000           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
William Walt Pettit *         Evergreen Aggressive Growth Fund               $1-$10,000           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Russell A. Salton, III *  None
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Michael S. Scofield *         Evergreen Aggressive Growth Fund               $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima                                                                                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Growth Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Small Cap Value Fund                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================

* In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation Plans.
** In January 2003, Mr. Gifford made an investment of $10,001 - $50,000 in the Evergreen Money Market Fund.

         Set forth below are the officers of each of the eleven Evergreen
Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------
Dennis H. Ferro                  President                President, Chief Executive Officer and Chief Investment
401 S. Tryon                                              Officer, Evergreen Investment Management Company, LLC and
Charlotte, NC 28288                                       Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------
Carol A. Kosel                   Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street                                       and Treasurer, Vestaur Securities, Inc.
Boston, MA 02116
DOB: 12/25/1963
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------
Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/1960                                            Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------

Trustee Compensation

     Listed below is the Trustee compensation paid by the Fund for the fiscal year ended June 30, 2003 and by the Trust and the eight other trusts in the Evergreen fund complex for twelve months ended December 31, 2002. The Trustees do not receive pension or retirement benefits from the Evergreen funds.

================================================================================
      Trustee         Aggregate Compensation from    Total Compensation from the
                         the Fund for fiscal year     Evergreen Fund Complex for
                           ended 6/30/2003(1)          the twelve months ended
                                                              12/31/2002(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laurence B. Ashkin(3)                  $1,194                 $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles A. Austin, III                 $2,622                $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arnold H. Dreyfuss(3)                  $1,194                 $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
K. Dun Gifford                         $2,956                $143,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James S. Howell(4)                      $456                  $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leroy Keith, Jr.                       $2,622                $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald M. McDonnell                    $2,622                $134,727
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas L. McVerry(5)                   $1,512                $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Walt Pettit                    $2,622                $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David M. Richardson                    $2,622                $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Russell A. Salton, III                 $2,809                $144,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Scofield                    $3,292                $160,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard J. Shima                       $2,769                $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard K. Wagoner                     $2,622                $125,000
================================================================================
(1) The Fund's investment advisor has agreed to waive a portion of its advisory fee in an amount equal to the Trustees' fees allocated to the SNAP(SM) Fund.

(2) Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2002. The amounts listed below will be payable in later years to the respective Trustees:

          Austin                    $93,750
                                    -------
          Howell                    $36,400
                                    -------
          McVerry                  $125,000
                                   --------
          Pettit                   $125,000
                                   --------

(3) As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.

(4) As of December 31, 2002, James S. Howell's three-year term as Trustee Emeritus expired. Mr. Howell received compensation through December 31, 2002.

(5) On February 3, 2003, Mr. McVerry resigned. He received compensation through February 2003.

     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                         PRINCIPAL HOLDERS OF SECURITIES

     As of October 1, 2003, the officers and Trustees of the Trust owned as a group less than one percent of the outstanding shares of the Fund. To the knowledge of the Fund, no person owned beneficially 5% or more of the outstanding shares of the Fund as of that date, except as follows:

Commonwealth of Virginia                                          16.3%
101 North 14th Street
Richmond, VA 23219

Virginia Port Authority                                           6.6%
600 World Trade Center
Norfolk, VA 23510-1617

Arlington County                                                  6.3%
2100 Clarendon Boulevard
Suite 201
Arlington, VA 22201

City of Virginia Beach                                            8.3%
City Hall Building, 1st Floor
Virginia Beach, VA 23456

Commonwealth Transportation Board                                 16.9%
1401 E. Broad Street
Richmond, VA 23219

City of Hampton                                                   5.3%
22 Lincoln Street
Hampton, VA 23669


                     INVESTMENT ADVISORY AND OTHER SERVICES

     EIMC acts as investment advisor to the Fund pursuant to a management contract (the "Management Contract") with the Trust. Subject to the supervision and direction of the Trustees, EIMC, as investment advisor, manages the Fund's portfolio in accordance with the stated policies of the Fund and of the Trust. EIMC makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. EIMC bears all expenses in connection with the performance of its services. In addition, EIMC pays the salaries of all officers and employees who are employed by it and the Trust.

     EIMC has over $113 billion in assets under management and is a subsidiary of Wachovia Corporation ("Wachovia"), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

     As compensation for EIMC's services, the Fund pays a fee, accrued daily and paid monthly, at an annual rate as follows: for the first $1 billion of assets under management, 0.08% of the average daily net assets in the Fund; for the next $1 billion under management, 0.06% of the average daily net assets in the Fund; and for any amounts over $2 billion under management, 0.04% of the average daily net assets in the Fund.

     For the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001, the Fund paid its investment advisor $1,386,367, $1,158,895 and $1,028,949, respectively, pursuant to the Management Contract. For the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001, the investment advisor waived its fees in the amounts of $32,286, $23,478 and $21,371, respectively.

     EIMC provides the Trust on behalf of the Fund with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Fund and for the other investment advisory clients of EIMC and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in EIMC's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. EIMC employs a professional staff of portfolio managers who draw upon a variety of resources for research information for the Fund.

     The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more series of the Trust, including the Fund, may be allocated in proportion to the net asset values of the respective series except where allocations of direct expenses can otherwise be fairly made.

     Expenses incurred in the operation of the Fund or otherwise allocated to the Fund, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wachovia Securities LLC and subsidiaries, Securities and Exchange Commission (SEC) fees and related expenses, state Blue Sky notification and filing fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and SAIs for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters, are borne by the Fund.

     The Management Contract entered into by the Trust in respect of the Fund is subject to annual approval by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or EIMC, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contract is terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the Fund's shares, or by EIMC, as applicable.

     Evergreen Distributor, Inc. (EDI), an affiliate of BISYS Fund Services, located at 90 Park Avenue, New York, New York 10016, serves as the principal underwriter to the Fund.

     Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116, serves as administrator to the Fund pursuant to an agreement dated June 9, 1999. Under the terms of the agreement, EIS provides administrative services to the funds within the Evergreen family of funds, but does not receive a fee from the SNAP(SM) Fund.


                                    BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Fund will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund would not ordinarily pay significant brokerage commissions with respect to securities transactions.

     EIMC places all orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. EIMC seeks the best overall terms available for the Fund, except to the extent EIMC may be permitted to pay higher brokerage commissions as described below. In doing so, EIMC, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")), from broker-dealers that execute portfolio transactions for the clients of such advisors and from third parties with which such broker-dealers have arrangements. Consistent with this practice, EIMC receives brokerage and research services and other similar services from many broker-dealers with which it places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by EIMC's managers and analysts. Where the services referred to above are not used exclusively by EIMC for research purposes, EIMC, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to EIMC and its affiliates in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund.

     As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, EIMC may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to EIMC an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. EIMC's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. EIMC does not currently intend to cause the Fund to make such payments. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, EIMC will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

     Consistent with the Rules of Fair Practice of National Association of Securities Dealers Regulation, Inc. and subject to such other policies as the Trustees may determine, EIMC may consider sales of shares of the Fund (and, if permitted by law, of other Evergreen funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


                        DETERMINATION OF NET ASSET VALUE

     The Trust determines net asset value per share of the Fund twice each day the New York Stock Exchange (the "Exchange") is open, once at 12:00 noon and again at the close of regular trading on the Exchange. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.

     The valuation of the Fund's portfolio securities is based upon amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which individual security values, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply on a day when the use of amortized cost by the Fund resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

     The valuation of the Fund's portfolio instruments at amortized cost is permitted in accordance with SEC Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of the Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation may result in material dilution or is otherwise unfair to existing shareholders, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

     Since the net income of the Fund is declared as a dividend each time it is determined, the net asset value per share of the Fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Fund in the shareholder's account on the last day of each month (or, if that day is not a business day, on the preceding business day). It is expected that the Fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by the Fund (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the Fund.

     Should the Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.


                                   TAX STATUS

     The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on any of its net investment income or net capital gains that are distributed to shareholders. As a series of a Delaware business trust, the Fund will not under present law be subject to any excise or income taxes in Delaware.

     In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute annually at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To satisfy these requirements, the Fund may engage in investment techniques that affect the amount, timing, and character of its income and distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     The Fund is required to withhold 30% of all income dividends and capital gain distributions, and 30% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom the Fund is notified that the shareholder has under reported income in the past, or who fails to certify to the Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local, foreign, and other taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, or foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law.


                              INDEPENDENT AUDITORS

     KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Trust's independent auditors, providing audit services, tax return review, and other tax consulting services. The audited financial statements incorporated by reference into the SAI have been so incorporated in reliance upon the report of KPMG LLP, the independent auditors, given on the authority of said firm as experts in auditing and accounting.


                                    CUSTODIAN

     The custodian of the Fund, State Street Bank and Trust Company (State Street), is located at 225 Franklin Street, Boston, Massachusetts 02110. Its responsibilities include generally safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.


                           TRANSFER AND DIVIDEND AGENT

     Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, is the transfer agent to the Fund. ESC has entered into a contract with State Street whereby State Street acts as the transfer and dividend dispersing agent for the underlying accounts of the Fund. In that role, State Street maintains the books and records of the Fund.

                             PERFORMANCE INFORMATION

     The yield of the Fund is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Fund's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. Based on the seven-day period ended June 30, 2003, the Fund's yield was 1.11% and its effective yield was 1.12%.

      All data for the Fund is based on past performance and does not predict future results. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. The Fund's yield does not reflect any expenses incurred by the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAP(SM) Program"), through which shares of the Fund are currently being offered, or by participants in the SNAP(SM) program.


                              SHAREHOLDER LIABILITY

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. However, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in states other than Delaware, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware trust to liability. To guard against this risk, the Declaration of
Trust: (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and
(iii) the Trust itself would be unable to meet its obligations. In view of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.


                                     RATINGS

A-1 And Prime-1 Commercial Paper Ratings

     The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor's Ratings Services (S&P). Commercial paper rated A-1 by S&P has the following characteristics:

o        liquidity ratios are adequate to meet cash requirements;

o        long-term senior debt is rated "A" or better;

o        the issuer has access to at least two additional channels of borrowing;

o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

o        the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. (Moody's). Among the factors considered by Moody's in assigning ratings are the following:

o        evaluation of the management of the issuer;

o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

o evaluation of the issuer's products in relation to competition and customer acceptance;

o        liquidity;

o        amount and quality of long-term debt;

o        trend of earnings over a period of ten years;

o financial strength of parent company and the relationships which exist with the issuer; and

o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


                              FINANCIAL STATEMENTS

     The Independent Auditors' Report, financial highlights and financial statements with respect to the Fund are incorporated by reference to the Fund's Annual Report for the fiscal year ended June 30, 2003, a copy of which may be obtained without charge by calling 1.800.570.SNAP.

                                                                  Appendix A

                  Evergreen Investment Management Company, LLC
                       Proxy Voting Policy and Procedures
                       ISS Proxy Voting Guidelines Summary
June 16, 2003

Statement of Principles

Evergreen Investment Management Company, LLC (EIMCO) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to EIMCO, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

Corporate Governance Committee

EIMCO has established a corporate governance committee (Committee) which is a sub-committee of EIMCO's Investment Policy Committee. The Committee is responsible for approving EIMCO's proxy voting policies and procedures, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Conflicts of Interest

EIMCO recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where EIMCO or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within EIMCO and Wachovia Corporation will prevent EIMCO from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, EIMCO will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of EIMCO becomes aware of a potential conflict of interest, the Committee shall consult with EIMCO's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Share Blocking

EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

                         Proxy Voting Guideline Summary

I.       The Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse

o        Implement or renew a dead-hand or modified dead-hand poison pill

o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares

o Are inside directors and sit on the audit, compensation, or nominating committees

o Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Separating Chairman and CEO

Vote on a case-by-case basis on shareholder proposals requiring that the positions of chairman and CEO be held separately.

Proposals Seeking a Majority of Independent Directors

Shareholder proposals asking that a majority of directors be independent should be evaluated on a case-by-case basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements

Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term of Office

Vote against shareholder proposals to limit the tenure of outside directors.

Age Limits

Vote against shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

Charitable Contributions

Vote against proposals regarding charitable contributions.

II.      Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

III.     Auditors

Ratifying Auditors

Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

IV.      Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Vote against proposals to classify the board.

Vote for proposals to repeal classified boards and to elect all directors annually.



Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

V.       Tender Offer Defenses

Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

Review on a case-by-case basis management proposals to ratify a poison pill.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Vote for proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a case-by-case basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Vote against dual-class exchange offers.

Vote against dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Vote for shareholder proposals to require approval of blank check preferred stock Issues for other than general corporate purposes.

VI.      Miscellaneous Governance Provisions
Confidential Voting

Vote for shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

Equal Access

Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals

Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees

Review on a case-by-case basis proposals to establish a shareholder advisory committee.

VII.     Capital Structure

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

Reverse Stock Splits

Vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for Issue.

Preferred Stock

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for Issue given a company's industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a case-by-case basis proposals to increase common and/or preferred shares and to Issue shares as part of a debt restructuring plan. Consider the following Issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--Will the transaction result in a change in control of the company? Bankruptcy--Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as:

o        adverse governance changes

o        excessive increases in authorized capital stock

o        unfair method of distribution

o        diminution of voting rights

o        adverse conversion features

o        negative impact on stock option plans

o        other alternatives such as spinoff


VIII.    Executive and Director Compensation

Votes with respect to compensation plans should be determined on a case-by-case basis.

Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, Evergreen will value every award type. Evergreen will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once Evergreen determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and
(3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. Evergreen will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote on management proposals seeking approval to reprice options on a case-by-case basis.

Director Compensation

Votes on stock-based plans for directors are made on a case-by-case basis.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be made on a case-by-case basis.

OBRA-Related Compensation Proposals:
Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Added Performance-Based Goals

Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.


Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Vote for proposals to implement a 401(k) savings plan for employees.

IX.      State of Incorporation

Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation should be examined on a case-by-case basis.

X.       Mergers and Corporate Restructurings

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a case-by-case basis.

Spinoffs

Votes on spinoffs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Vote for changing the corporate name.

XI.      Mutual Fund Proxies

Election of Directors

Vote the election of directors on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

o attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

o ignore a shareholder proposal that is approved by a majority of shares outstanding

o ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o        are interested directors and sit on the audit or nominating committee

o are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the Issues past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Vote the investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

Approving New Classes or Series of Shares

Vote for the establishment of new classes or series of shares.


Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 Act Policies

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a case-by-case basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote against proposals to change a fund's fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a case-by-case basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.


Disposition of Assets/Termination/Liquidation

Vote this proposal on a case-by-case basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Changing the Domicile of a Fund

Vote reincorporations on a case-by-case basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Change in Fund's Subclassification

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
 Approval

Vote against these proposals.

Distribution Agreements

Vote these proposals on a case-by-case basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

Master-Feeder Structure

Vote for the establishment of a master-feeder structure.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Mergers

Vote merger proposals on a case-by-case basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

Shareholder Proposals

Establish Director Ownership Requirement

Vote against the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.

XII.     Social and Environmental Issues

Energy and Environment

In most cases, Evergreen refrains from providing a vote recommendation on proposals that request companies to file the CERES Principles.

Generally, vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns.

South Africa

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to South Africa.

Generally, vote for disclosure reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to the MacBride Principles.

Generally, vote for disclosure reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears companies have not adequately addressed shareholder concerns.

Military Business

In most cases, Evergreen refrains from providing a vote recommendation on defense Issue proposals.

Generally, vote for disclosure reports that seek additional information on military related operations, particularly when the company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies

In most cases, Evergreen refrains from providing a vote recommendation on proposals relating to the Maquiladora Standards and international operating policies.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

World Debt Crisis

In most cases, Evergreen refrains from providing a vote recommendation on proposals dealing with third world debt.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding equal employment opportunities and discrimination.

Generally, vote for disclosure reports that seek additional information about affirmative action efforts, particularly when it appears companies have been unresponsive to shareholder requests.

Animal Rights

In most cases, Evergreen refrains from providing a vote recommendation on proposals that deal with animal rights.

Product Integrity and Marketing

In most cases, Evergreen refrains from providing a vote recommendation on proposals that ask companies to end their production of legal, but socially questionable, products.

Generally, vote for disclosure reports that seek additional information regarding product integrity and marketing Issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources issues

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding human resources Issues.

Generally, vote for disclosure reports that seek additional information regarding human resources Issues, particularly when it appears companies have been unresponsive to shareholder requests.

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION

Item 23    Exhibits

Exhibit

Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 26
                                                                 Filed on June 30, 2003

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on April 27, 2001

(c)       Provisions  of  instruments  defining  the rights      Included as part of Exhibits  a and b above
          of  holders of the  securities  being  registered
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII


(d)       Investment Advisory and Management Agreement           Incorporated by reference to
          between the Registrant and Evergreen Investment        Registrant's Post-Effective Amendment No. 26
          Management Company, LLC                                Filed on June 30, 2003

(e)(1)    Administrative Class Principal Underwriting Agreement  Incorporated by reference to between the Registrant and Evergreen Distributor, Inc. Registrant's Post-Effective Amendment No. 25
                                                                 Filed on March 28, 2003

(e)(2)    Institutional Class and Institutional Service Class    Incorporated by reference to
          Principal Underwriting Agreement between the           Registrant's Post-Effective Amendment No. 25
          Registrant and Evergreen Distributor, Inc.             Filed on March 28, 2003

(e)(3)    Investor Class Principal Underwriting Agreement        Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(e)(4)    Participant Class Principal Underwriting Agreement     Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(e)(5)    Reserve Class Principal Underwriting Agreement         Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(e)(6)    Resource Class Principal Underwriting Agreement        Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 23
                                                                 Filed on June 28, 2002

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(g)(2)    Letter Amendment to Custodian Agreement                Incorporated by reference to Registrant's
          between Registrant and State Street Bank and Trust     Post-Effective Amendment No. 24
          Company (Prime Cash Management Money Market Fund)      Filed on October 25, 2002

(g)(3)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to
          between Registrant and State Street Bank               Registrant's Post-Effective Amendment No. 25
          and Trust Co.                                          Filed on March 28, 2003

(h)(1)    Administrative Services Agreement between              Incorporated by reference to
          the Registrant and Evergreen Investment                Registrant's Post-Effective Amendment No. 23
          Services, Inc.                                         Filed on June 28, 2002

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment No. 23
                                                                 Filed on June 28, 2002

(h)(3)    Transfer Agent Agreement between the Registrant,       Incorporated by reference to Registrant's
          on behalf of SNAP(SM) Fund only, and State Street      Post-Effective Amendment No. 16
          Bank and Trust Company                                 Filed on April 27, 2001

(h)(4)    Sub-Transfer Agent Agreement between Registrant,       Incorporated by reference to Registrant's
          on behalf of SNAP(SM) Fund only, and Evergreen         Post-Effective Amendment No. 16
          Service Company, LLC                                   Filed on April 27, 2001

(h)(5)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          between the Registrant and Evergreen Service           Post-Effective Amendment No. 24
          Company, LLC (Prime Cash Management                    Filed on October 25, 2002
          Money Market Fund)

(h)(6)    Tax Administration Agreement                           Contained herein.

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
            SNAP(SM)Fund                                         Post-Effective Amendment No. 7
                                                                 Filed on August 17, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to
            Institutional Money Market Fund                      Registrant's Post-Effective Amendment No. 26
            Institutional Municipal Money Market Fund            Filed on June 30, 2003
            Institutional Treasury Money Market Fund
            Institutional U.S. Government Money Market Fund
            Institutional 100% Treasury Money Market Fund
            Prime Cash Management Money Market Fund

(j)(2)    Consent of KPMG LLP                                    Contained herein.
             SNAP(SM) Fund

(k)       Not applicable

(l)       Not applicable

(m)(1)    Administrative Class 12b-1 Distribution Plan           Incorporated by reference to
          between the Registrant and Evergreen Distributor, Inc. Registrant's Post-Effective Amendment No. 25
                                                                 Filed on March 28, 2003

(m)(2)    Institutional Service 12b-1 Distribution Plan          Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(m)(3)    Investor Class 12b-1 Distribution Plan                 Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(m)(4)    Participant Class 12b-1 Distribution Plan              Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(m)(5)    Reserve Class 12b-1 Distribution Plan                  Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(m)(6)    Resource Class 12b-1 Distribution Plan                 Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(n)       Not applicable

(o)       Multiple Class Plan                                    Contained herein.

(p)       Code of Ethics                                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 19
                                                                 Filed on October 25, 2001


Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None

Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions  for the  indemnification  of  Evergreen  Investment  Management
Company,  LLC,  the  Registrant's   Investment  Advisor  are  contained  in  the
Investment Advisory and Management Agreement.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the  indemnification of Evergreen Service Company,  LLC, the
Registrant's   transfer  agent,   are  contained  in  the  Master  Transfer  and
Recordkeeping Agreement between Evergreen Service Company, LLC and the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

        The Directors and principal  executive  officers of Wachovia Bank, N.A.
are:

G. Kennedy Thompson                Chairman, Chief Executive Officer,
                                   President and Director, Wachovia
                                   Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert P. Kelly                    Senior Executive Vice President and
                                   Chief Financial Officer, Wachovia Corporation and Wachovia Bank, N.A.

         All of the above  persons are located at the following  address:
Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288-0630.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Sheehan, Dell and Mangum are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110-5034

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

               Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of October, 2003.

                                         EVERGREEN SELECT MONEY MARKET TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of October, 2003.


/s/ Dennis H. Ferro               /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                         Secretary                         Treasurer
(Chief Executive Officer)                                           (Principal Financial and Accounting
                                                                     Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------    -----------------------------       ------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard J. Shima*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------     ---------------------------
Michael S. Scofield*              David M. Richardson*              Richard K. Wagoner*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee


*By: /s/ Catherine F. Kennedy
-------------------------------
Catherine F. Kennedy
Attorney-in-Fact

*Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number    Exhibit
------    -------
(h)(6)    Tax Administration Agreement

(j)(2)    Consent of KPMG LLP
            SNAP(SM) Fund

(o)       Multiple Class Plan

                                 EXHIBIT (H)(6)
                          TAX ADMINISTRATION AGREEMENT

                      TAX SERVICES ADMINISTRATION AGREEMENT

AGREEMENT dated as of July 1, 2003 by and between Evergreen Investment Services, Inc. ("Evergreen") and State Street Bank and Trust Company (the "Financial Administrator").

WHEREAS, Evergreen serves as administrator to the investment portfolios listed on Schedule A hereto (the "Funds") pursuant to certain Administrative Services Agreements (the "Administrative Services Agreement");

WHEREAS, each Fund is a Delaware statutory trust or a series of a Delaware statutory trust registered as an open-end or closed-end (as the case may be), management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") (each, a "Trust"); and

WHEREAS, Evergreen is required to provide certain administrative services to each Trust under the Administrative Services Agreement with such Trust; and

WHEREAS, Evergreen desires to retain the Financial Administrator to furnish certain tax services to each Trust, and the Financial Administrator is willing to furnish such services, on the terms and conditions hereinafter set forth.

NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto agree as follows:

I. APPOINTMENT OF FINANCIAL ADMINISTRATOR

Evergreen hereby appoints the Financial Administrator to provide certain tax services to each Trust for the period and on the terms set forth in this Agreement. The Financial Administrator accepts such appointment and agrees to render the services stated herein.

The Funds currently consist of those portfolios identified on Schedule A hereto .. In the event that a Trust establishes one or more additional portfolios with respect to which Evergreen wishes to retain the Financial Administrator to act as financial administrator hereunder, Evergreen shall notify the Financial Administrator in writing. Upon such notification, such portfolio shall become a "Fund" hereunder and shall become subject to the provisions of this Agreement to the same extent as the existing Funds, except to the extent that such provisions (including those relating to compensation and expenses payable by Evergreen) may be modified with respect to each such additional portfolio in writing by Evergreen and the Financial Administrator at the time such additional portfolio becomes a Fund.

II. REPRESENTATIONS AND WARRANTIES

     A. By Financial Administrator. The Financial Administrator represents and warrants that:

1. It is a Massachusetts trust company, duly organized and existing under the laws of The Commonwealth of Massachusetts;

2. It has the corporate power and authority to carry on its business in The Commonwealth of Massachusetts;

3. All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement;

4. No legal or administrative proceedings have been instituted or threatened which would impair the Financial Administrator's ability to perform its duties and obligations under this Agreement; and

5. Its entrance into this Agreement shall not cause a material breach or be in material conflict with any other agreement or obligation of the Financial Administrator or any law or regulation applicable to it.

     B. By Evergreen. Evergreen represents and warrants that:

1. It is a corporation, duly organized, existing and in good standing under the laws of the State of Delaware;

2. It has the power and authority under applicable laws and by its organizing documents to enter into and perform this Agreement;

3. All requisite proceedings have been taken to authorize it to enter into and perform this Agreement;

4. Each Trustis an investment company properly registered under the 1940 Act;

5. A registration statement under the Securities Act of 1933, as amended (the "1933 Act") and the 1940 Act has been filed and will be effective and remain effective for each Trust during the term of this Agreement. Evergreen also warrants that as of the effective date of this Agreement, all necessary filings under the securities laws of the states in which each Trust offers or sells its shares have been made;

6. No legal or administrative proceedings have been instituted or threatened which would impair Evergreen's ability to perform its duties and obligations under this Agreement;

7. Its entrance into this Agreement will not cause a material breach or be in material conflict with any other agreement or obligation of Evergreen or any law or regulation applicable to it; and

8. As of the close of business on the date of this Agreement, each Trust which is an open-end investment company is authorized to issue shares of beneficial interest.

III.            DUTIES OF THE FINANCIAL ADMINISTRATOR

     A. As the Financial Administrator. The Financial Administrator shall provide the following services, in each case, subject to the control, supervision and direction of Evergreen and the review and comment by each Trust's auditors and legal counsel and in accordance with procedures which may be established from time to time between Evergreen and the Financial
Administrator:

1. Compute tax basis provisions for both excise and income tax purposes;

2. Prepare each Fund's federal, state, and local income tax returns and extension requests for review and for filing by the Fund, including Form 1120-RIC, Form 8613 and Form 1099-MISC;

3.              Coordinate Forms 1042/1042S with each Fund's transfer agent; and

4.              Prepare information for Section 852 mailings.

In connection with the tax services provided to the Funds described herein, Evergreen shall authorize the Financial Administrator to sign the federal, state and local tax returns and extension requests on behalf of the Funds by completing the authorization form attached as Exhibit 1 to this Agreement. The Financial Administrator shall provide the office facilities and the personnel required by it to perform the services contemplated herein.

IV. DUTIES OF THE EVERGREEN

           Delivery of Documents. Evergreen will promptly deliver to the Financial Administrator copies of each of the following documents and all future amendments and supplements, if any:

1.              Each Trust's Declaration of Trust;

2. Each open-end Trust's currently effective registration statement under the 1933 Act and the 1940 Act and the Prospectus(es) and Statement(s) of Additional Information (collectively, the "Prospectus") relating to all Funds and all amendments and supplements thereto as in effect from time to time; and


3. Such other certificates, documents or opinions which the Financial Administrator may, in its reasonable discretion, deem necessary or appropriate in the proper performance of its duties.

The Financial Administrator is authorized and instructed to rely upon any and all information it receives from Evergreen or its third-party agent. The Financial Administrator shall have no responsibility to review, confirm or otherwise assume any duty with respect to the accuracy or completeness of any data supplied to it by or on behalf of Evergreen.

V. COMPLIANCE WITH GOVERNMENTAL RULES AND REGULATIONS


Evergreen assumes full responsibility for each Trust's compliance with all securities, tax, commodities and other laws, rules and regulations applicable to it.

VI. INSTRUCTIONS AND ADVICE

At any time, the Financial Administrator may apply to Evergreen or any officer of a Trust for instructions and may consult with its own legal counsel or outside counsel for a Trust or the independent accountants for a Trust at the expense of Evergreen, provided that the Financial Administrator first obtains consent of Evergreen which shall not be unreasonably withheld, with respect to any matter arising in connection with the services to be performed by the Financial Administrator under the terms of this Agreement. In its capacity as the Financial Administrator under the terms of this Agreement, the Financial Administrator shall not be liable, and shall be indemnified by Evergreen for any action taken or omitted by it in good faith reliance upon any such instructions or advice or upon any paper or document reasonably believed by it to be genuine and to have been signed by the proper person or persons. The Financial Administrator shall not be held to have notice of any change of authority of any person until receipt of written notice thereof from Evergreen. Nothing in this paragraph shall be construed as imposing upon the Financial Administrator any obligation to seek such instructions or advice, or to act in accordance with such advice when received.

VII. NOTICES

All notices shall be in writing and deemed given when delivered in person, by facsimile, by overnight delivery through a commercial courier service, or by registered or certified mail, return receipt requested. Notices shall be addressed to each party at its address set forth below, or such other address as the recipient may have specified by earlier notice to the sender:

If to the Financial Administrator:  P.O. Box 5049
                          One Federal Street, 9th Floor
                          Boston, MA 02206-5049
                            ATTN:  Fund Administration Legal Department
                            Telephone: (617) 662-1783
                            Facsimile: (617) 662-3805

If to Evergreen:                    200 Berkeley Street
                                    Boston, MA  02116
                                    ATTN:  Chief Administrative Officer
                                    Telephone:  (617)
                                    Facsimile:  (617)

VIII. CONFIDENTIALITY

The Financial Administrator agrees that, except as otherwise required by law or in connection with any required disclosure to a banking or other regulatory authority, it will keep confidential all records and information in its possession relating to Evergreen or a Trust or its beneficiaries and will not disclose the same to any person except at the request or with the written consent of Evergreen or the applicable Trust.

IX. LIMITATION OF LIABILITY AND INDEMNIFICATION

The Financial Administrator shall be responsible for the performance of only such duties as are set forth in this Agreement and, except as otherwise provided under Section XII, shall have no responsibility for the actions or activities of any other party, including other service providers. The Financial Administrator shall have no liability for any error of judgment or mistake of law or for any loss or damage resulting from the performance or nonperformance of its duties hereunder unless solely caused by or resulting from the gross negligence or willful misconduct of the Financial Administrator, its officers or employees. The Financial Administrator shall not be liable for any special, indirect, incidental, or consequential damages of any kind whatsoever (including, without limitation, attorneys' fees) under any provision of this Agreement or for any such damages arising out of any act or failure to act hereunder. In any event, the Financial Administrator's cumulative liability for each calendar year (a "Liability Period") with respect to Evergreen or a Trust under this Agreement regardless of the form of action or legal theory shall be limited to its total annual compensation earned with respect to Evergreen and fees payable hereunder during the relevant Compensation Period, as defined herein, for any liability or loss suffered by Evergreen or the Trust including, but not limited to, any liability relating to the Trust's compliance with any federal or state tax or securities statute, regulation or ruling during such Liability Period. "Compensation Period" shall mean the calendar year ending immediately prior to each Liability Period in which the event(s) giving rise to the Financial Administrator's liability for that period have occurred. Notwithstanding the foregoing, the Compensation Period for purposes of calculating the annual cumulative liability of the Financial Administrator for the Liability Period commencing on the date of this Agreement and terminating on December 31, 2003 shall be the period commencing on the date of this Agreement through December 31, 2003, and the Compensation Period for the Liability Period commencing January 1, 2004 and terminating on December 31, 2004 shall be the period commencing on the date of this Agreement through December 31, 2003. For purposes of the Liability Period commencing as of the date of this Agreement, the amount representing the fees payable during the applicable Compensation Period shall be annualized.

The Financial Administrator shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its control, including without limitation, work stoppage, power or other mechanical failure, computer virus, natural disaster, governmental action or communication disruption.

Evergreen shall indemnify and hold the Financial Administrator harmless from all loss, cost, damage and expense, including reasonable fees and expenses for counsel, incurred by the Financial Administrator resulting from any claim, demand, action or suit in connection with the Financial Administrator's acceptance of this Agreement, any action or omission by it in the performance of its duties hereunder, or as a result of acting upon any instructions reasonably believed by it to have been duly authorized by Evergreen or a Trust, provided that this indemnification shall not apply to actions or omissions of the Financial Administrator, its officers or employees in cases of its or their own gross negligence or willful misconduct.

The indemnification contained herein shall survive the termination of this Agreement.

X. SERVICES NOT EXCLUSIVE

The services of the Financial Administrator to Evergreen are not to be deemed exclusive and the Financial Administrator shall be free to render similar services to others. The Financial Administrator shall be deemed to be an independent contractor and shall, unless otherwise expressly provided herein or authorized by Evergreen from time to time, have no authority to act or represent Evergreen or a Trust in any way or otherwise be deemed an agent of Evergreen or a Trust.

XI. TERM; TERMINATION; AMENDMENT

     This Agreement shall become effective on the date first written above. The Agreement shall remain in effect for a period of one year from the effective date, and shall automatically continue in effect thereafter unless terminated in writing by either party at the end of such period or thereafter on sixty (60) days' prior written notice given by either party to the other party. Termination of this Agreement with respect to any given Fund shall in no way affect the continued validity of this Agreement with respect to any other Fund. Upon termination of this Agreement, Evergreen shall pay to the Financial Administrator such compensation and any reimbursable expenses as may be due under the terms hereof as of the date of such termination, including reasonable out-of-pocket expenses associated with such termination. This Agreement may be modified or amended from time to time by the mutual agreement of the parties hereto. No amendment to this Agreement shall be effective unless it is in writing and signed by a duly authorized representative of each party. The term "Agreement," as used herein, includes all schedules and attachments hereto and any future written amendments, modifications, or supplements made in accordance herewith.

XII. FEES, EXPENSES AND EXPENSE REIMBURSEMENT

The Financial Administrator shall receive from Evergreen such compensation for its services provided pursuant to this Agreement as may be agreed to from time to time in a written fee schedule approved and signed by the parties and initially set forth in the Fee Schedule to this Agreement (Schedule B). The fees are accrued daily and billed monthly and shall be due and payable upon receipt of the invoice. Upon the termination of this Agreement before the end of any month, the fee for the part of the month before such termination shall be prorated according to the proportion which such part bears to the full monthly period and shall be payable upon the date of termination of this Agreement. In addition, Evergreen shall reimburse the Financial Administrator for its out-of-pocket costs incurred in connection with this Agreement, as may be agreed to from time to time by the parties.

Evergreen agrees to promptly reimburse the Financial Administrator for any equipment and supplies specially ordered at the request of Evergreen or a Trust through the Financial Administrator and for any other expenses not contemplated by this Agreement that the Financial Administrator may incur on Evergreen's behalf at Evergreen's request or with Evergreen's consent.

Each of Evergreen or a Trust will bear all expenses that are incurred in its operation and not specifically assumed by the Financial Administrator.

The Financial Administrator is authorized to and may employ or associate with such person or persons as it may deem desirable to assist it in performing its duties under this Agreement; provided, however, that the compensation of such person or persons shall be paid by the Financial Administrator and the Financial Administrator shall be as fully responsible to Evergreen for the acts and omissions of any such person or persons as it is for its own acts and omissions.

XIII. ASSIGNMENT; SUCCESSOR AGENT

     This Agreement shall not be assigned by either party without the prior written consent of the other party, except that the Financial Administrator may assign this Agreement to a successor to all of or a substantial portion of its business, or to a party controlling, controlled by, or under common control with the Financial Administrator. This Agreement shall be binding on and shall inure to the benefit of each party and to their respective successors and permitted assigns. If a successor agent for Evergreen shall be appointed by Evergreen or a Trust, the Financial Administrator shall upon termination deliver to such successor agent at the office of the Financial Administrator all properties of Evergreen or a Trust held by it hereunder.

XIV. ENTIRE AGREEMENT

This Agreement (including all schedules and attachments hereto) constitutes the entire Agreement between the parties with respect to the subject matter hereof and terminates and supersedes all prior agreements, representations, warranties, commitments, statements, negotiations and undertakings with respect to such services to be performed hereunder whether oral or in writing.

XV. WAIVER

The failure of a party to insist upon strict adherence to any term of this Agreement on any occasion shall not be considered a waiver nor shall it deprive such party of the right thereafter to insist upon strict adherence to that term or any term of this Agreement. Any waiver must be in writing signed by the waiving party.

XVI. HEADINGS NOT CONTROLLING

Headings used in this Agreement are for reference purposes only and shall not be deemed a part of this Agreement.

XVII. SURVIVAL

After expiration or termination of this Agreement, all provisions relating to payment shall survive until completion of required payments. In addition to those provisions which specifically provide for survival beyond expiration or termination, all provisions regarding indemnification, warranty, liability and limits thereon shall survive, unless and until the expiration of any time period specified elsewhere in this Agreement with respect to the provision in question.

XVIII. SEVERABILITY

In the event any provision of this Agreement is held illegal, invalid, void or unenforceable, the balance shall remain in effect, and if any provision is inapplicable to any person or circumstance it shall nevertheless remain applicable to all other persons and circumstances.

XIX. GOVERNING LAW; JURISDICTION

This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of The Commonwealth of Massachusetts.

XX. REPRODUCTION OF DOCUMENTS

This Agreement and all schedules, exhibits, attachments and amendments hereto may be reproduced by any photographic, photostatic, microfilm, micro-card, miniature photographic or other similar process. The parties hereto each agree that any such reproduction shall be admissible in evidence as the original itself in any judicial or administrative proceeding, whether or not the original is in existence and whether or not such reproduction was made by a party in the regular course of business, and that any enlargement, facsimile or further reproduction of such reproduction shall likewise be admissible in evidence.


IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the date first above written.


STATE STREET BANK AND TRUST COMPANY


By:  /s/ Gary French
   -------------------------------------------------------------

Name: Gary French
      ----------------------------------------------------------

Title:  Senior Vice President
       ---------------------------------------------------------



EVERGREEN INVESTMENT SERVICES, INC.


By:    /s/ Carol Kosel
     ---------------------------------------------------------------------------

Name:  Carol Kosel
       -------------------------------------------------------------------------

Title:   Senior Vice President and Director of Fund Administration
        ------------------------------------------------------------------------

                     TAX SERVICES ADMINISTRATION AGREEMENT


                                                                   SCHEDULE A
                                   TRUST/FUNDS

                       EVERGREEN SELECT FIXED INCOME TRUST

                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                     Evergreen Short Intermediate Bond Fund
                         Evergreen Fixed Income Fund II
                      Evergreen Select High Yield Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                        Evergreen International Bond Fund
                         Evergreen Limited Duration Fund


                          EVERGREEN SELECT EQUITY TRUST

                           Evergreen Core Equity Fund
                           Evergreen Equity Index Fund
                     Evergreen Select Strategic Growth Fund
                          Evergreen Special Equity Fund
                         Evergreen Strategic Value Fund


                       EVERGREEN SELECT MONEY MARKET TRUST

             Evergreen Institutional 100% Treasury Money Market Fund
                    Evergreen Institutional Money Market Fund
               Evergreen Institutional Municipal Money Market Fund
               Evergreen Institutional Treasury Money Market Fund
            Evergreen Institutional U.S. Government Money Market Fund
                Evergreen Prime Cash Management Money Market Fund
                                    SNAP Fund


                            EVERGREEN MUNICIPAL TRUST

                    Evergreen Connecticut Municipal Bond Fund
                Evergreen Florida High Income Municipal Bond Fund
                      Evergreen Florida Municipal Bond Fund
                      Evergreen Georgia Municipal Bond Fund
                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                          Evergreen Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
            (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
             (formerly Evergreen Offit New York Municipal Bond Fund)
                   Evergreen Pennsylvania Municipal Bond Fund
                Evergreen Short-Intermediate Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund


                             EVERGREEN EQUITY TRUST

                        Evergreen Aggressive Growth Fund
                         Evergreen Asset Allocation Fund
                             Evergreen Balanced Fund
                            Evergreen Blue Chip Fund
                          Evergreen Capital Growth Fund
                         Evergreen Emerging Growth Fund
                 (formerly Evergreen Small Company Growth Fund)
                          Evergreen Equity Income Fund
                            Evergreen Foundation Fund
                                 Evergreen Fund
                        Evergreen Growth and Income Fund
                              Evergreen Growth Fund
                           Evergreen Health Care Fund
                         Evergreen Large Cap Value Fund
                       Evergreen Large Company Growth Fund
                          Evergreen Mid Cap Value Fund
                           Evergreen Market Index Fund
                       Evergreen Market Index Growth Fund
                        Evergreen Market Index Value Fund
                             Evergreen Masters Fund
                              Evergreen Omega Fund
                            Evergreen Premier 20 Fund
                         Evergreen Small Cap Value Fund
                  (formerly Evergreen Small Cap Value Fund II)
                          Evergreen Special Values Fund
                          Evergreen Stock Selector Fund
                     Evergreen Tax Strategic Foundation Fund
                            Evergreen Technology Fund
                  Evergreen Utility and Telecommunications Fund


                          EVERGREEN FIXED INCOME TRUST

                         Evergreen Diversified Bond Fund
                         Evergreen High Yield Bond Fund
                       Evergreen Mortgage Securities Fund
                         Evergreen Strategic Income Fund
                         Evergreen U.S. Government Fund


                          EVERGREEN INTERNATIONAL TRUST

                     Evergreen Emerging Markets Growth Fund
                          Evergreen Global Leaders Fund
                       Evergreen Global Opportunities Fund
                       Evergreen International Equity Fund
                 (formerly Evergreen International Growth Fund)
                         Evergreen Precious Metals Fund


                          EVERGREEN MONEY MARKET TRUST

                Evergreen California Municipal Money Market Fund
                  Evergreen Florida Municipal Money Market Fund
                           Evergreen Money Market Fund
                      Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund
                 Evergreen New York Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund
                   Evergreen U.S. Government Money Market Fund


                        EVERGREEN VARIABLE ANNUITY TRUST

                           Evergreen VA Blue Chip Fund
                        Evergreen VA Capital Growth Fund
                           Evergreen VA Core Bond Fund
                         Evergreen VA Equity Index Fund
                          Evergreen VA Foundation Fund
                                Evergreen VA Fund
                        Evergreen VA Global Leaders Fund
                       Evergreen VA Growth and Income Fund
                            Evergreen VA Growth Fund
                          Evergreen VA High Income Fund
                     Evergreen VA International Equity Fund
                (formerly Evergreen VA International Growth Fund)
                            Evergreen VA Masters Fund
                             Evergreen VA Omega Fund
                        Evergreen VA Special Values Fund
                  (formerly Evergreen VA Small Cap Value Fund)
                        Evergreen VA Special Equity Fund
                       Evergreen VA Strategic Income Fund


                         EVERGREEN INCOME ADVANTAGE FUND

                          EVERGREEN MANAGED INCOME FUND

Dated:   July 14, 2003

                                                                EXHIBIT 1

                               AUTHORIZATION FORM
                             (For Mutual Funds Only)






I hereby authorize State Street's Fund Administration/Tax Department to sign the federal, state and local tax returns and extension requests for the ___________________________ Funds as paid preparer. I understand that this service is to be performed in accordance with the terms of the Tax Services Administration Agreement.




-----------------
Authorized Signature

-----------------
Print Name

-----------------
Title

-----------------
Date

                                   SCHEDULE B

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       STATE STREET BANK AND TRUST COMPANY


                            TAX SERVICES FEE SCHEDULE

I.       FEES FOR FINANCIAL ADMINISTRATION/TAX SERVICES:
         The following fee schedule is for limited tax administration services for the Funds.

         Tax Services are defined as: Computation of tax basis provisions for both excise and income tax purposes, preparation of Forms 1120-RIC, Form 8613 and State returns as required, preparation of Forms 1099-MISC, coordination of Forms 1042/1042S with Transfer Agent and preparation of information for Section 852 mailings.

                                                                      Annual Fee
                                                                      Per Fund

         Tax Services                                                 $6,500

II.      SPECIAL ARRANGEMENTS

         Fees for activities of a non-recurring nature such as reorganizations, and/or preparation of special reports will be subject to negotiation.

III.     TERM OF THE CONTRACT

         The parties agree that this fee schedule shall remain in effect until it is revised as a result of negotiations initiated by either party.


STATE STREET BANK AND TRUST COMPANY

By:
   ---------------------------------------------------------------

Name:
      -------------------------------------------------------------

Title:
        ------------------------------------------------------------


EVERGREEN INVESTMENT SERVICES, INC.

By:
     ---------------------------------------------------------------------------

Name:
       -------------------------------------------------------------------------

Title:
        ------------------------------------------------------------------------

                                 EXHIBIT (J)(2)
                               CONSENT OF KPMG LLP
                                  SNAP(SM) FUND

                         CONSENT OF INDEPENDENT AUDITORS


The Trustees and Shareholders
Evergreen Select Money Market Trust

We consent to the use of our report dated August 8, 2003 for Virginia SNAPsm Fund, a series of Evergreen Select Money Market Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectus and "Independent Auditors" in the Statement of Additional Information.

                                                 /s/ KPMG LLP


Boston, Massachusetts
October 27, 2003

                                  EXHIBIT (O)
                               MULTIPLE CLASS PLAN

                               MULTIPLE CLASS PLAN
                                     FOR THE
                                 EVERGREEN FUNDS
                           As amended October 7, 2003

Each Fund in the Evergreen group of mutual funds currently offers one or more of the following fifteen classes of shares with the following class provisions and current offering and exchange characteristics. Additional classes of shares (such classes being shares having characteristics referred to in Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act")), when created, may have characteristics that differ from those described.

I. CLASSES

         A.       Class A Shares

                  1. Class A Shares may adopt a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "12b-1 Distribution Plan") and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class A Shares, as described in a Fund's current prospectus.

                  2. Class A Shares are offered with a front-end sales load, except that purchases of Class A Shares made under certain circumstances are not subject to the front-end load but may be subject to a contingent deferred sales charge ("CDSC"), as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class A Shares of a Fund for Class A Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         B.       Class B Shares

                  1. Class B Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class B Shares, as described in a Fund's current prospectus.

                  2. Class B Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Class B Shares automatically convert to Class A Shares without a sales load or exchange fee after designated periods.

                  4. Shareholders may exchange Class B Shares of a Fund for Class B Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         C.       Class C Shares

                  1. Class C Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class C Shares, as described in a Fund's current prospectus.

                  2. Class C Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class C Shares of a Fund for Class C Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         D.       Class 1 Shares

                  1. Class 1 Shares have no distribution or shareholder services plans.

                  2. Class 1 Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders holding Class 1 Shares of a Fund in the Variable Annuity Trust may only exchange Class 1 Shares for Class 1 Shares of another Fund within the Variable Annuity Trust.

         E.       Class 2 Shares

                  1. Class 2 Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class 2 Shares, as described in a Fund's current prospectus.

                  2. Class 2 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders holding Class 2 Shares of a Fund in the Variable Annuity Trust may only exchange Class 2 shares for Class 2 shares of another Fund within the Variable Annuity Trust.

         F.     Class S Shares

                  1. Class S Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S Shares, as described in a Fund's current prospectus.

                  2. Class S Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S Shares of a Fund for Class S Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         G.       Class S1 Shares

                  1. Class S1 Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S1 Shares, as described in a Fund's current prospectus.

                  2. Class S1 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S1 Shares of a Fund for Class S1 Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         H.       Institutional Shares

                  1. Institutional Shares have no distribution or shareholder services plans.

                  2. Institutional Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Shares of a Fund for Institutional Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         I.       Institutional Service Shares

                  1. Institutional Service Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Institutional Service Shares, as described in a Fund's current prospectus.

                  2. Institutional Service Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Service Shares of a Fund for Institutional Service Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         J.       Administrative Shares

                  1. Administrative Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Administrative Shares, as described in a Fund's current prospectus.

                  2. Administrative Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Administrative Shares of a Fund for Administrative Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         K.       Investor Shares

                  1. Investor Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Investor Shares, as described in a Fund's current prospectus.

                  2. Investor Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Investor Shares of a Fund for Investor Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         L.       Participant Shares

                  1. Preferred Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Preferred Shares, as described in a Fund's current prospectus.

                  2. Preferred Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Preferred Shares of a Fund for Preferred Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         M.       Reserve Shares

                  1. Plus Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Plus Shares, as described in a Fund's current prospectus.

                  2. Plus Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Plus Shares of a Fund for Plus Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         N.       Resource Shares

                  1. Resource Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Resource Shares, as described in a Fund's current prospectus.

                  2. Resource Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Resource Shares of a Fund for Resource Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         O.       Class R Shares

                  1. Class R Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class R Shares, as described in a Fund's current prospectus.

                  2. Class R Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Class R Shares of a Fund for Class R Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.


II.      CLASS EXPENSES

         Each class bears the expenses of its 12b-1 Distribution Plan and/or shareholder services plan. There currently are no other class specific expenses.

III.     EXPENSE ALLOCATION METHOD

         All income, realized and unrealized capital gains and losses and expenses not assigned to a class will be allocated to each class based on the relative net asset value of each class.

IV.      VOTING RIGHTS

         A. Each class will have exclusive voting rights on any matter submitted to its shareholders that relates solely to its class arrangement.

         B. Each class will have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of any other class.

         C. In all other respects, each class has the same rights and obligations as each other class.

V.       EXPENSE WAIVERS OR REIMBURSEMENTS

         Any expense waivers or reimbursements will be in compliance with Rule 18f-3 issued under the 1940 Act.

                                                              October 28, 2003


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:       Evergreen Select Money Market Trust (the "Trust")
                 Evergreen SNAP(SM) Fund
                   Post-Effective Amendment No. 27 to Registration Statement No. 333-37227/811-08405

Ladies and Gentlemen:

     On behalf of the Evergreen Select Money Market Trust, a Delaware statutory trust (the "Registrant"), I submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This  Amendment  is being filed  pursuant to Rule 485(b) under the 1933 Act
(i) for the purpose of bringing the Fund's financial statements up to date pursuant to Section 10(a)(3) of the 1933 Act and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3676.

                                                 Sincerely yours,

                                                 /s/ Catherine F. Kennedy

                                                 Catherine F. Kennedy

Enclosure

cc: David Mahaffey
    Sullivan & Worcester, LLP